UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09101

Prudential Investment Portfolios 9

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 10/31/2011

Date of reporting period: 7/31/2011

Item 1.	Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

	Moody's Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.9%
ASSET-BACKED SECURITIES — 20.0%
Collateralized Loan Obligations and Other Asset-Backed Securities — 12.9%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(a)	Aa1	0.502%	10/27/18	$ 500	$ 481,450
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(a)	Aa2	0.507%	05/25/17	487	469,438
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2011-5A, Class A1, 144A(a)	Aaa	1.963%	02/23/21	1,000	1,004,110
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	200	203,309
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	A1	0.587%	12/15/16	322	314,636
LCM LP (Cayman Islands), Ser. 2010-8A, Class A, 144A(a)	AAA(b)	1.849%	01/14/21	500	499,024
Morningside Park CLO Ltd. (Cayman Islands), Ser. 2010-1A, Class A, 144A(a)	Aaa	1.849%	10/14/20	250	251,150
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aa2	0.497%	03/15/18	494	474,024
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.547%	03/21/17	345	337,436
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.523%	11/01/18	500	479,512

					4,514,089

Residential Mortgage-Backed Securities — 7.1%
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Baa1	0.887%	10/25/33	177	141,383
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT1, Class M1(a)	Aa3	0.607%	02/25/35	317	257,206
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Baa1	0.937%	03/25/34	390	302,877
Credit-Based Asset Servicing and Securitization LLC,
Ser. 2003-CB3, Class AF1	A2	3.379%	12/25/32	301	245,772
Ser. 2003-CB5, Class M1(a)	Ba1	1.207%	11/25/33	371	312,328
Finance America Mortgage Loan Trust, Ser. 2003-1, Class M1(a)	A2	1.237%	09/25/33	412	336,661
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(a)	Aa2	1.686%	11/20/36	250	206,557
Residential Asset Securities Corp., Ser. 2005-KS8, Class M1(a)	Baa3	0.597%	08/25/35	300	267,816
Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1(a)	Ba3	1.087%	11/25/34	304	240,719
Structured Asset Securities Corp., Ser. 2005-WF4, Class M1(a)	Baa3	0.587%	11/25/35	250	177,603

					2,488,922

TOTAL ASSET-BACKED SECURITIES (cost $7,004,799)					7,003,011

BANK LOANS(a) — 7.5%
Automotive — 1.1%
Chrysler Group LLC	Ba2	6.000%	05/24/17	150	145,969
Delphi Corp.	Baa3	3.500%	03/31/17	171	171,419
Fram Group Holding	B1	5.254%	08/31/17	75	75,375

					392,763

Banking — 0.3%
JBS USA LLC	Ba3	4.250%	05/25/18	100	99,813

Capital Goods — 1.0%
Belfor USA Group, Inc.	Ba2	4.500%	04/07/17	50	50,124
Dealer Computer Services, Inc.	Ba2	3.750%	04/21/18	100	100,094
Hertz Corp.	Ba1	3.750%	03/12/18	100	97,667
Terex Corp.	Ba2	4.252%	04/28/17	100	100,062

					347,947

Chemicals — 0.6%
Ashland, Inc.	Baa3	3.750%	11/30/18	100	100,141
Houghton International, Inc.	B1	6.750%	01/31/16	100	100,497

					200,638

Consumer — 0.3%
Visant Corp.	Ba3	5.250%	12/22/16	100	98,959

Electric — 0.4%
AES Corp.	Ba1	4.250%	05/27/18	100	99,874
Texas Competitive Electric Holdings Co. LLC	B2	4.746%	10/10/17	48	35,782

					135,656

Foods — 0.6%
Dole Food Co., Inc.	Ba2	5.000%	07/08/18	33	32,534
Dole Food Co., Inc.	Ba2	5.000%	07/08/18	18	17,518
OSI Restaurant Partners, Inc.	B3	0.069%	06/14/13	45	43,331
OSI Restaurant Partners, Inc.	B3	2.500%	06/14/14	105	100,577

					193,960

Gaming — 0.2%
Venetian Macau Ltd.	Ba3	4.690%	05/25/13	47	47,018
Venetian Macau Ltd.	Ba3	4.690%	05/25/12	27	27,171

					74,189

Healthcare & Pharmaceutical — 1.5%
Capsugel Holdings US, Inc.	B1	4.252%	08/31/18	100	100,275
Drumm Investors LLC	B1	5.000%	05/04/18	100	97,350
HCA, Inc.	Ba3	3.496%	03/31/17	200	195,974
HCR Healthcare LLC	Ba3	5.000%	04/06/18	100	97,942
PTS Acquisitions Corp.	Ba3	2.437%	04/10/14	50	47,704

					539,245

Real Estate Investment Trusts — 0.3%
C.B. Richard Ellis Services, Inc.	Ba1	3.685%	09/04/19	100	98,719

Retailers — 0.3%
Nieman Marcus Group, Inc.	B2	4.750%	05/16/18	100	98,600

Technology — 0.9%
CDW LLC	B2	4.500%	07/15/17	100	97,104
First Data Corp.	B1	4.246%	03/24/18	141	129,203
Sensata Technologies, Inc.	B1	4.000%	05/12/18	100	99,857

					326,164

TOTAL BANK LOANS (cost $2,630,065)					2,606,653

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.4%
Banc of America Commercial Mortgage, Inc.,
2006-1, Class A2(a)	Aaa	5.334%	09/10/45	172	171,893
2006-6, Class A2	Aaa	5.309%	10/10/45	192	193,163
2007-1, Class A3	Aaa	5.449%	01/15/49	272	284,166
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
2007-1, Class AAB	Aaa	5.422%	01/15/49	40	41,989
2007-2, Class A3(a)	AAA(b)	5.620%	04/10/49	200	206,844
Bear Stearns Commercial Mortgage Securities,
2006-PW11, Class A4(a)	AAA(b)	5.453%	03/11/39	200	220,699
2006-PW14, Class A2	AAA(b)	5.123%	12/11/38	150	151,003
2007-PW17, Class A3	AAA(b)	5.736%	06/11/50	200	212,989
2007-T26, Class A2	AAA(b)	5.330%	01/12/45	200	202,438
Citigroup Commercial Mortgage Trust,
2007-C6, Class A3(a)	Aaa	5.698%	12/10/49	200	211,222
Citigroup/Deutsche Bank Commercial Mortgage Trust,
2006-CD3, Class A2	Aaa	5.560%	10/15/48	103	103,884
2007-CD4, Class A2B	Aaa	5.205%	12/11/49	100	101,605
2007-CD4, Class A3	Aaa	5.293%	12/11/49	200	206,827
Credit Suisse Mortgage Capital Certificates,
2007-C3, Class A2(a)	Aaa	5.702%	06/15/39	173	176,133
2007-C4, Class A3(a)	Aaa	5.800%	09/15/39	200	210,027
CW Capital Cobalt Ltd., 2007-C2, Class A2	Aaa	5.334%	04/15/47	266	270,676
GE Capital Commercial Mortgage Corp., 2007-C1, Class AAB	Aaa	5.477%	12/10/49	155	164,711
Greenwich Capital Commercial Funding Corp.,
2005-GG3, Class A3	Aaa	4.569%	08/10/42	200	202,329
2006-GG7, Class A2(a)	Aaa	5.881%	07/10/38	93	92,829

GS Mortgage Securities Corp. II,
2006-GG6, Class A2(a)	AAA(b)	5.506%	04/10/38	83	82,449
2006-GG8, Class A2	Aaa	5.479%	11/10/39	115	114,996
2006-GG8, Class A3	Aaa	5.542%	11/10/39	200	207,908
JPMorgan Chase Commercial Mortgage Securities Corp.,
2004-CBX, Class AJ(a)	Aa1	4.951%	01/12/37	200	199,650
2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	200	205,004
2007-LD11, Class A3(a)	Aaa	5.817%	06/15/49	218	231,147
LB-UBS Commercial Mortgage Trust,
2005-C3, Class A3	Aaa	4.647%	07/15/30	120	121,330
2006-C3, Class A4(a)	Aaa	5.661%	03/15/39	200	219,857
2006-C6, Class A2	Aaa	5.262%	09/15/39	35	35,177
2007-C2, Class A2	AAA(b)	5.303%	02/15/40	367	370,067
Merrill Lynch/Countrywide Commercial Mortgage Trust,
2006-4, Class A2(a)	Aaa	5.112%	12/12/49	138	138,153
Morgan Stanley Capital I,
2006-HQ9, Class A2	AAA(b)	5.618%	07/12/44	169	168,951
2007-HQ11, Class A2	Aaa	5.359%	02/12/44	122	123,588
2007-HQ11, Class A31	Aaa	5.439%	02/12/44	160	167,208
2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	200	213,371
Wachovia Bank Commercial Mortgage Trust,
2006-C27, Class A2	Aaa	5.624%	07/15/45	21	21,342
2006-C29, Class A3	Aaa	5.313%	11/15/48	125	133,749
2007-C30, Class A3	Aaa	5.246%	12/15/43	400	407,397
2007-C33, Class A2(a)	Aaa	5.854%	02/15/51	188	191,559

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,775,642)					6,778,330

CORPORATE BONDS — 35.2%
Airlines — 0.7%
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	114	116,915
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	130	130,494

					247,409

Banking — 6.9%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes.	Aa3	2.875%	04/25/14	50	49,953
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	130	166,883
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.875%	01/05/21	130	136,140
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	110	123,461
Citigroup, Inc.,
Sr. Unsec’d. Notes	A3	6.125%	05/15/18	130	145,255
Sub. Notes	Baa1	5.000%	09/15/14	100	105,265
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	A1	5.125%	01/15/15	100	108,183
Sub. Notes	A2	5.625%	01/15/17	130	139,015
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	120	124,670
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	Baa2	4.750%	11/25/16	200	202,912
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900%	04/29/49	130	139,347
Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	15	15,158
Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	130	147,390
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	100	101,508
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	130	135,608
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	4.875%	03/16/15	100	103,777
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	35	36,160
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	200	206,629
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	130	133,512

Wells Fargo Capital XV, Ltd. Gtd. Notes(a)	Baa3	9.750%	12/31/49	85	89,994

					2,410,820

Building Materials & Construction — 0.3%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750%	09/10/14	100	109,120

Cable — 2.1%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	100	104,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	100	111,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	130	136,810
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	100	106,625
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.875%	04/15/18	150	166,125
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	100	112,375

					737,435

Capital Goods — 1.0%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	100	109,375
Hutchison Whampoa International (09) Ltd. (Cayman Islands), Gtd. Notes, RegS	A3	7.625%	04/09/19	100	121,529
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	100	106,270

					337,174

Chemicals — 0.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	120	136,734
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.000%	05/01/18	100	113,250

					249,984

Consumer — 0.1%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	40	44,700

Electric — 0.4%
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	0.955%	06/03/13	50	50,201
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	11/02/12	100	97,464

					147,665

Energy — Other — 1.9%
Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B+(b)	9.875%	03/11/15	100	109,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	100	117,884
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.183%	06/02/14	125	126,117
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	200	217,500
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150%	03/15/13	100	105,710

					676,711

Foods — 1.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	100	130,308
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	150	156,000
Dole Food Co., Inc., Sr. Sec’d. Notes	B2	13.875%	03/15/14	100	120,000
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	120	141,956
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	125	129,844

					678,108

Gaming — 1.7%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875%	08/15/18	100	102,250
MGM Resorts International,
Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	200	230,500
Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	100	119,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(c)(d)	B1	11.375%	07/15/16	125	135,625

					587,625

Healthcare & Pharmaceutical — 0.4%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	125	128,125

Insurance — 1.9%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	100	116,106
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	130	142,624
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	110	111,806
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.700%	08/15/16	115	130,778
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	130	151,694

					653,008

Lodging — 0.4%
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750%	02/01/18	120	126,961

Media & Entertainment — 2.7%
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500%	08/15/15	325	348,064
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	175	202,344
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	175	175,000
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	200	232,500

					957,908

Metals — 2.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	9.850%	06/01/19	50	65,078
Bumi Capital Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	Ba3	12.000%	11/10/16	100	116,167
Century Aluminum Co., Sec’d. Notes	B(b)	8.000%	05/15/14	125	130,000
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.250%	08/01/14	150	153,375
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750%	11/05/16	100	114,250
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750%	04/01/15	150	154,687

					733,557

Non-Captive Finance — 1.9%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375%	10/01/12	100	99,250
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/02/17	150	150,375
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	130	138,572
International Lease Finance Corp.,
Sr. Unsec’d. Notes	B1	5.750%	05/15/16	25	24,948
Sr. Unsec’d. Notes	B1	6.250%	05/15/19	25	24,948
Sr. Unsec’d. Notes	B1	8.625%	09/15/15	90	99,225
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	100	109,565

					646,883

Paper — 1.7%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(c)(d)	Ba1	5.400%	11/01/20	35	37,024
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	150	166,125
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19	100	132,220
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	150	162,188
Verso Paper Holdings LLC /Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	100	106,250

					603,807

Pipelines & Other — 0.6%
Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Baa1	5.000%	05/12/21	200	202,563

Real Estate Investment Trusts — 0.4%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600%	06/15/13	130	136,910

Retailers — 0.5%
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	B2	9.250%	11/15/14	150	156,375

Technology 2.7%
Applied Materials, Inc., Sr. Unsec’d. Notes	A3	2.650%	06/15/16	25	25,670
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	35	35,645
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)	B3	2.999%	10/15/13	300	299,812
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	100	115,000
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	150	163,125
Sr. Sec’d. Notes	B3	4.875%	01/15/14	100	101,750
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	100	116,000
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.081%	05/16/14	100	100,605

					957,607

Telecommunications — 1.6%
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000%	04/01/14	100	115,500
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-05/11/11)(c)(d)	Baa3	7.082%	06/01/16	120	137,282
MTS International Funding Ltd. (Ireland), Sec’d. Notes, 144A	Ba2	8.625%	06/22/20	100	114,375
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba3	6.875%	10/31/13	60	60,263
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	120	120,513

					547,933

Tobacco 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	60	87,641
Reynolds American, Inc., Gtd. Notes	Baa3	6.750%	06/15/17	115	135,074

					222,715

TOTAL CORPORATE BONDS (cost $12,217,435)					12,301,103

MORTGAGE BACKED SECURITY 8.7%
Federal National Mortgage Association (cost $3,024,844)		4.000%	TBA 30 YR	3,000	3,046,875

MUNICIPAL BOND 0.4%
State of Illinois (cost $126,112)	A1	3.321%	01/01/13	125	128,172

NON-CORPORATE FOREIGN AGENCIES — 1.6%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	A1	3.750%	01/15/16	70	71,619
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	100	128,250
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	100	109,730
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	95	104,381
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	200	154,500

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $565,220)					568,480

SOVEREIGNS — 2.4%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	NR	7.000%	10/03/15	200	195,594
Mexican Bonos (Mexico),
Bonds, Ser. M 10	Baa1	8.000%	12/17/15	MXN 555	51,287
Bonds, Ser. M 30	Baa1	10.000%	11/20/36	MXN 500	53,546
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40	100	114,250
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	B(b)	8.500%	10/04/17	200	226,760
South Africa Bond Government Bond (South Africa), Bonds	A3	6.500%	02/28/41	ZAR 700	78,786
Turkey Government Bond (Turkey), Bonds(e)	B1	7.840%	11/16/11	TRY 230	133,020

TOTAL SOVEREIGNS (cost $844,249)					853,243

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Note(f)		1.375%	01/15/13	200	203,094
U.S. Treasury Note		3.125%	05/15/21	45	46,230

TOTAL U.S. TREASURY OBLIGATIONS (cost $248,390)					249,324

TOTAL LONG-TERM INVESTMENTS (cost $33,436,756)					33,535,191

SHORT-TERM INVESTMENT — 13.9%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(g) (cost $4,879,955)				4,879,955	4,879,955

TOTAL INVESTMENTS(h) — 109.8% (cost $38,316,711)(i)					38,415,146
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (9.8)%					(3,420,041)

NET ASSETS — 100.0%					$34,995,105

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor

PIK—Payment-In-Kind

TBA—To be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

ZAR—South African Rand

BBR—New Zealand Bank Bill Rate

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

PRIBOR—Prague Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $310,434. The aggregate value of $309,931 is approximately 0.9% of net assets.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at July 31, 2011.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	As of July 31, 2011, 5 securities representing $2,543,584 and 7.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees..
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$38,363,299	$234,797	$(182,950)	$51,847

The difference between book and tax basis is primarily attributable to the difference in treatment of amortization of premiums.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Depreciation(1)
	Short Position:
2	U.S. Ultra Bond	Sep. 2011	$256,181	$263,875	$(7,694)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Forward foreign currency contracts outstanding at July 31, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
Expiring 08/23/11	Citibank NA	AUD	59,484	$65,400	$65,135	$(265)
Expiring 08/23/11	UBS AG	AUD	192,173	204,703	210,430	5,727
Brazilian Real
Expiring 10/26/11	Citibank NA	BRL	84,392	50,900	53,238	2,338
Expiring 10/26/11	Citibank NA	BRL	81,896	52,400	51,663	(737)
Expiring 10/26/11	Citibank NA	BRL	64,327	38,700	40,580	1,880
Expiring 10/26/11	Morgan Stanley	BRL	208,064	124,143	131,256	7,113
British Pound
Expiring 08/25/11	Citibank NA	GBP	52,244	86,000	85,734	(266)
Canadian Dollar
Expiring 08/22/11	Citibank NA	CAD	65,798	69,100	68,832	(268)
Expiring 08/22/11	Morgan Stanley	CAD	289,546	300,849	302,895	2,046
Chilean Peso
Expiring 08/17/11	Citibank NA	CLP	35,866,160	76,900	78,209	1,309
Expiring 08/17/11	UBS AG	CLP	18,430,875	38,700	40,190	1,490
Chinese Yuan Renminbi
Expiring 08/02/12	UBS AG	CNY	2,194,275	344,200	344,384	184
Colombian Peso
Expiring 12/06/11	Citibank NA	COP	176,718,250	99,700	98,896	(804)
Expiring 12/06/11	Citibank NA	COP	48,248,040	27,200	27,001	(199)
Expiring 12/06/11	UBS AG	COP	117,733,500	64,600	65,887	1,287
Czech Koruna
Expiring 08/24/11	UBS AG	CZK	4,425,054	256,580	262,967	6,387
Hungarian Forint
Expiring 08/24/11	Citibank NA	HUF	26,688,941	140,389	141,777	1,388
Expiring 08/24/11	Citibank NA	HUF	13,106,121	69,100	69,622	522
Expiring 08/24/11	UBS AG	HUF	12,998,830	69,300	69,052	(248)
Indian Rupee
Expiring 12/23/11	UBS AG	INR	2,507,000	54,500	55,293	793
Indonesian Rupiah
Expiring 09/28/11	UBS AG	IDR	819,812,200	94,231	95,699	1,468
Expiring 09/28/11	UBS AG	IDR	415,272,000	48,400	48,476	76
Israeli New Shekel
Expiring 08/26/11	Goldman Sachs Group LP	ILS	224,867	65,932	65,609	(323)
Malaysian Ringgit
Expiring 10/11/11	UBS AG	MYR	112,402	37,100	37,663	563
Expiring 11/14/11	UBS AG	MYR	192,992	64,000	64,503	503
Expiring 11/14/11	UBS AG	MYR	157,535	51,600	52,653	1,053
Mexican Peso
Expiring 08/22/11	JPMorgan Chase Securities	MXN	1,741,472	147,092	148,061	969
New Taiwan Dollar
Expiring 12/09/11	UBS AG	TWD	2,277,107	80,300	79,157	(1,143)
Expiring 12/09/11	UBS AG	TWD	1,419,500	50,000	49,345	(655)
Expiring 12/09/11	UBS AG	TWD	1,067,813	37,500	37,119	(381)
Expiring 12/09/11	UBS AG	TWD	1,066,038	38,100	37,058	(1,042)
New Zealand Dollar
Expiring 08/23/11	Citibank NA	NZD	39,461	34,400	34,627	227
Expiring 08/23/11	Goldman Sachs Group LP	NZD	453,840	387,264	398,246	10,982
Norwegian Krone
Expiring 08/24/11	Goldman Sachs Group LP	NOK	660,637	121,300	122,515	1,215
Expiring 08/24/11	JPMorgan Chase Securities	NOK	1,213,251	220,400	224,997	4,597
Philippine Peso
Expiring 08/22/11	Citibank NA	PHP	5,425,000	124,684	128,497	3,813
Expiring 11/09/11	UBS AG	PHP	2,096,535	48,700	49,320	620
Polish Zloty
Expiring 08/24/11	Morgan Stanley	PLN	610,183	216,172	218,730	2,558
Russian Rouble
Expiring 08/08/11	Citibank NA	RUB	1,443,000	50,000	52,165	2,165
Expiring 08/08/11	Citibank NA	RUB	706,775	25,000	25,550	550
Expiring 10/05/11	Citibank NA	RUB	2,156,946	76,615	77,474	859

Singapore Dollar
Expiring 08/23/11	Morgan Stanley	SGD	370,008	304,459	307,306	2,847
South African Rand
Expiring 08/26/11	Citibank NA	ZAR	352,776	52,500	52,581	81
Expiring 08/26/11	Goldman Sachs Group LP	ZAR	407,578	60,053	60,749	696
South Korean Won
Expiring 09/02/11	Citibank NA	KRW	228,264,090	215,090	215,978	888
Swedish Krona
Expiring 08/24/11	Goldman Sachs Group LP	SEK	1,945,753	301,037	308,871	7,834
Expiring 08/24/11	Goldman Sachs Group LP	SEK	283,996	45,000	45,082	82
Swiss Franc
Expiring 08/24/11	UBS AG	CHF	237,944	290,337	302,456	12,119
Thai Baht
Expiring 08/31/11	Citibank NA	THB	2,599,862	86,400	86,926	526
Turkish Lira
Expiring 08/26/11	Citibank NA	TRY	115,874	68,800	68,240	(560)

				$5,675,830	$5,758,694	$82,864

Sold:
Brazilian Real
Expiring 10/26/11	Citibank NA	BRL	110,218	$68,800	$69,530	$(730)
Canadian Dollar
Expiring 08/22/11	Morgan Stanley	CAD	99,092	103,300	103,660	(360)
Expiring 08/22/11	Morgan Stanley	CAD	49,741	52,400	52,034	366
Chilean Peso
Expiring 08/17/11	Citibank NA	CLP	25,563,430	54,200	55,743	(1,543)
Colombian Peso
Expiring 12/06/11	UBS AG	COP	93,534,000	52,400	52,344	56
Czech Koruna
Expiring 08/24/11	JPMorgan Chase Securities	CZK	1,168,196	68,800	69,422	(622)
Hungarian Forint
Expiring 08/24/11	Citibank NA	HUF	9,875,456	52,400	52,460	(60)
Expiring 08/24/11	JPMorgan Chase Securities	HUF	13,228,696	70,600	70,273	327
Expiring 08/24/11	JPMorgan Chase Securities	HUF	12,995,914	68,800	69,037	(237)
Israeli New Shekel
Expiring 08/26/11	Citibank NA	ILS	106,525	31,000	31,081	(81)
Malaysian Ringgit
Expiring 11/14/11	UBS AG	MYR	292,991	96,700	97,926	(1,226)
Mexican Peso
Expiring 08/22/11	JPMorgan Chase Securities	MXN	409,406	35,000	34,808	192
New Taiwan Dollar
Expiring 12/09/11	UBS AG	TWD	1,499,400	52,500	52,122	378
Expiring 12/09/11	UBS AG	TWD	1,426,508	50,300	49,588	712
Expiring 12/09/11	UBS AG	TWD	1,066,038	37,092	37,058	34
Expiring 12/09/11	UBS AG	TWD	1,060,805	37,438	36,876	562
Expiring 12/09/11	UBS AG	TWD	777,707	27,164	27,035	129
New Zealand Dollar
Expiring 08/23/11	Citibank NA	NZD	81,093	69,100	71,160	(2,060)
Norwegian Krone
Expiring 08/24/11	Citibank NA	NOK	382,278	70,600	70,893	(293)
Polish Zloty
Expiring 08/24/11	Citibank NA	PLN	197,873	70,600	70,931	(331)
Expiring 08/24/11	Citibank NA	PLN	146,091	52,400	52,369	31
Russian Rouble
Expiring 08/08/11	Citibank NA	RUB	733,442	25,800	26,514	(714)
Expiring 10/05/11	Citibank NA	RUB	1,800,569	64,113	64,673	(560)
Swedish Krona
Expiring 08/24/11	Citibank NA	SEK	446,600	70,600	70,894	(294)
Turkish Lira
Expiring 08/26/11	Citibank NA	TRY	223,829	129,711	131,817	(2,106)
Expiring 08/26/11	Citibank NA	TRY	76,196	44,700	44,873	(173)

				$1,556,518	$1,565,121	$(8,603)

						$74,261

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Credit default swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Credit Indices - Buy Protection(1):
Citibank NA	06/20/16	$1,000	1.000%	CDX.NA.IG.16.V1	$(3,152)	$(1,449)	$(1,703)
Morgan Stanley Capital Services	06/20/16	1,000	1.000%	CDX.NA.IG.16.V1	(3,151)	(1,737)	(1,414)
Morgan Stanley Capital Services	06/20/16	500	5.000%	CDX.NA.HY.16.V1	(4,180)	(4,503)	323

					$(10,483)	$(7,689)	$(2,794)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Inflation swap agreement outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(b)
Morgan Stanley Capital Services(a)	08/02/21	$	470	2.750%	US CPI Urban Consumers NSA	$(5,118)	$—	$(5,118)

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#			Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Barclays Bank PLC(a)	07/01/14	$		600	1.095%	3 month LIBOR	$(5,024)	$—	$(5,024)
Barclays Bank PLC(b)	12/31/15			1,700	1.705%	3 month LIBOR	18,039	—	18,039
Barclays Bank PLC(a)	04/27/16			200	2.368%	3 month LIBOR	(7,994)	—	(7,994)
Barclays Bank PLC(a)	06/21/16			100	1.870%	3 month LIBOR	(1,525)	—	(1,525)
Citibank NA(a)	04/26/13			2,000	0.845%	3 month LIBOR	(14,790)	—	(14,790)
Citibank NA(b)	07/28/13			4,000	0.625%	3 month LIBOR	3,088	—	3,088
Citibank NA(a)	05/10/14			1,000	1.288%	3 month LIBOR	(16,127)	—	(16,127)
Citibank NA(a)	05/13/14			1,000	1.258%	3 month LIBOR	(15,148)	—	(15,148)
Citibank NA(a)	04/08/16			2,000	2.520%	3 month LIBOR	(107,758)	—	(107,758)
Citibank NA(a)	04/27/16			2,000	2.313%	3 month LIBOR	(84,310)	—	(84,310)
Citibank NA(a)	05/18/16			1,000	2.040%	3 month LIBOR	(26,335)	—	(26,335)
Citibank NA(a)	06/30/16			2,000	1.821%	3 month LIBOR	(23,949)	—	(23,949)
Citibank NA(a)	04/19/21			1,000	3.514%	3 month LIBOR	(65,675)	—	(65,675)
Citibank NA(a)	05/24/21			600	3.247%	3 month LIBOR	(22,107)	—	(22,107)
Citibank NA(a)	06/30/21			1,000	3.078%	3 month LIBOR	(17,614)	—	(17,614)
Citibank NA(b)	08/01/21			520	4.588%	3 month LIBOR	2,931	—	2,931
Morgan Stanley Capital Services(a)	07/22/13			11,000	0.647%	3 month LIBOR	(14,521)	—	(14,521)
Morgan Stanley Capital Services(b)	06/08/21			400	4.640%	3 month LIBOR	3,765	—	3,765
Barclays Bank PLC(b)	04/05/16		CZK	2,100	2.950%	6 month PRIBOR	4,772	—	4,772
Barclays Bank PLC(b)	07/05/13		MXN	4,200	5.480%	28 day Mexican Interbank Rate	2,355	—	2,355
Barclays Bank PLC(b)	06/20/21		NZD	100	4.980%	3 month BBR	(647)	—	(647)
Barclays Bank PLC(b)	04/26/16		PLN	900	5.665%	6 month WIBOR	7,040	—	7,040
Barclays Bank PLC(b)	05/17/16		PLN	400	5.520%	6 month WIBOR	2,137	—	2,137
Barclays Bank PLC(b)	06/17/16		ZAR	1,100	7.580%	3 month JIBAR	2,288	—	2,288

							$(377,109)	$—	$(377,109)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s and Other Asset-Backed Securities	$—	$1,496,481	$3,017,608
Residential Mortgage-Backed Securities	—	2,488,922	—
Bank Loans	—	2,481,154	125,499
Commercial Mortgage-Backed Securities	—	6,778,330	—
Corporate Bonds	—	12,301,103	—
Mortgage-Backed Security	—	3,046,875	—
Municipal Bond	—	128,172	—
Non-Corporate Foreign Agencies	—	568,480	—
Sovereigns	—	853,243	—
U.S. Treasury Obligations	—	249,324	—
Affiliated Money Market Mutual Fund	4,879,955	—	—
Other Financial Instruments*
Futures Contracts	(7,694)	—	—
Forward Currency Contracts	—	74,261	—
Credit Default Swap Agreements	—	(2,794)	—
Inflation Swap Agreement	—	(5,118)	—
Interest Rate Swap Agreements	—	(377,109)	—

Total	$4,872,261	$30,081,324	$3,143,107

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s and Other Asset-Backed Securities	Bank Loans
Balance as of 03/30/2011 (commencement of investment operations)	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	2,328	1,248
Purchases	3,015,280	124,251
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 07/31/11	$3,017,608	$125,499

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $3,576 was included in Net Assets relating to securities held at the reporting period end.

Prudential International Real Estate Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS
Australia — 13.7%
79,100	CFS Retail Property Trust, REIT	$ 150,336
21,300	Charter Hall Office, REIT	77,689
37,400	Charter Hall Retail, REIT	128,193
183,300	Dexus Property Group, REIT	174,188
50,000	FKP Property Group	34,880
268,000	Goodman Group, REIT	200,209
68,000	GPT Group, REIT	224,861
202,700	Investa Office Fund, REIT	142,519
72,300	Stockland, REIT	242,258
66,000	Westfield Group, REIT	577,160

		1,952,293

Austria — 0.3%
7,895	Atrium European Real Estate Ltd.	50,549

Belgium — 0.4%
385	Cofinimmo, REIT	53,379

Brazil — 1.9%
6,073	BR Malls Participacoes SA	69,703
9,564	Brookfield Incorporacoes SA	42,367
3,162	Multiplan Empreendimentos Imobiliarios SA	69,526
16,305	PDG Realty SA Empreendimentos e Participacoes	85,791

		267,387

Canada — 7.6%
4,041	Boardwalk Real Estate Investment Trust, REIT	211,767
17,211	Brookfield Office Properties, Inc.	326,945
8,400	Canadian Apartment Properties, REIT	172,229
11,700	Chartwell Seniors Housing Real Estate Investment Trust, REIT	96,250
9,900	RioCan Real Estate Investment Trust, REIT	268,987

		1,076,178

Finland — 1.0%
14,497	Citycon Oyj	59,160
16,304	Sponda Oyj	89,775

		148,935

France — 5.7%
552	ICADE, REIT	63,566
6,070	Klepierre, REIT	226,960
2,326	Unibail-Rodamco, REIT	517,829

		808,355

Hong Kong — 22.4%
127,000	China Overseas Land & Investment Ltd.	285,165
94,000	Hang Lung Properties Ltd.	347,355
41,000	Henderson Land Development Co. Ltd.	259,875
61,000	Hongkong Land Holdings Ltd.	409,920
26,000	Hysan Development Co. Ltd.	121,764

8,500	Kerry Properties Ltd.	41,225
29,000	Link (The), REIT	101,395
212,000	New World China Land Ltd.	76,164
34,000	New World Development Co. Ltd.	50,081
97,500	Shimao Property Holdings Ltd.	128,853
56,000	Sino Land Co. Ltd.	94,989
64,000	Sun Hung Kai Properties Ltd.	973,909
39,700	Wharf Holdings Ltd. (The)	292,131

		3,182,826

Italy — 0.5%
82,090	Beni Stabili SpA, REIT	73,081

Japan — 15.9%
9,400	AEON Mall Co. Ltd.	242,006
1,800	Daito Trust Construction Co. Ltd.	173,488
13,000	Daiwa House Industry Co. Ltd.	174,774
31,000	Mitsubishi Estate Co. Ltd.	557,304
28,000	Mitsui Fudosan Co. Ltd.	534,286
16	Nippon Building Fund, Inc., REIT	163,980
6,200	Nomura Real Estate Holdings, Inc.	113,957
12,000	Sumitomo Realty & Development Co. Ltd.	297,097

		2,256,892

Netherlands — 3.3%
1,072	Corio NV, REIT	65,358
3,470	Eurocommercial Properties NV, REIT	166,023
1,166	VastNed Retail NV, REIT	79,465
1,653	Wereldhave NV, REIT	153,203

		464,049

Norway — 0.7%
45,800	Norwegian Property ASA(a)	96,189

Singapore — 8.3%
36,000	Ascendas Real Estate Investment Trust, REIT	60,991
43,000	Capitaland Ltd.	103,563
25,000	CapitaMall Trust, REIT	39,137
109,000	CDL Hospitality Trusts, REIT	188,290
23,000	City Developments Ltd.	201,711
25,000	Global Logistic Properties Ltd.(a)	41,940
74,000	Keppel Land Ltd.	235,379
122,000	Mapletree Commercial Trust, REIT(a)	91,188
36,000	Mapletree Industrial Trust, REIT	36,625
139,000	Suntec Real Estate Investment Trust, REIT	177,199

		1,176,023

Sweden — 1.5%
10,309	Hufvudstaden AB (Class A Stock)	115,516
12,279	Klovern AB	56,990

5,244	Kungsleden AB	48,159

		220,665

Switzerland — 1.3%
1,836	PSP Swiss Property AG	185,851

United Kingdom — 9.5%
22,179	British Land Co. PLC, REIT	212,147
25,992	Great Portland Estates PLC, REIT	177,014
27,346	Hammerson PLC, REIT	208,510
30,918	Land Securities Group PLC, REIT	432,005
42,107	SEGRO PLC, REIT	208,211
13,039	Shaftesbury PLC, REIT	109,156

		1,347,043

	TOTAL LONG-TERM INVESTMENTS (cost $13,015,996)	13,359,695

SHORT-TERM INVESTMENT — 5.7%
Affiliated Money Market Mutual Fund
804,076	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $804,076)(b)	804,076

	TOTAL INVESTMENTS(c) — 99.7% (cost $13,820,072)(d)	14,163,771
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	49,489

	NET ASSETS — 100%	$14,213,260

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	As of July 31, 2011, 21 securities representing $3,331,946 and 23.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	Federal income tax basis is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$1,952,293	$—	$—
Austria	—	50,549	—
Belgium	—	53,379	—
Brazil	267,387	—	—
Canada	1,076,178	—	—
Finland	59,160	89,775	—
France	—	808,355	—
Hong Kong	3,182,826	—	—
Italy	—	73,081	—
Japan	2,256,892	—	—
Netherlands	—	464,049	—
Norway	—	96,189	—
Singapore	1,176,023	—	—
Sweden	56,990	163,675	—
Switzerland	—	185,851	—
United Kingdom	—	1,347,043	—
Affiliated Money Market Mutual Fund	804,076	—	—

Total	$10,831,825	$3,331,946	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2011 were as follows:

Diversified Real Estate Activities	28.9%
Retail REIT’s	19.2
Real Estate Operating Companies	13.9
Diversified REIT’s	12.5
Real Estate Development	6.0
Affiliated Money Market Mutual Fund	5.7
Office REIT’s	4.3
Industrial REIT’s	3.6
Residential REIT’s	2.7
Specialized REIT’s	2.0
Homebuilding	0.9
99.7
Other assets in excess of liabilities	0.3
100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
CONSUMER DISCRETIONARY — 9.0%
Auto Components — 0.4%
10,500	TRW Automotive Holdings Corp.(a)	$ 529,935

Automobiles
800	General Motors Co.(a)(b)	22,144

Hotels, Restaurants & Leisure — 1.4%
15,900	McDonald’s Corp.	1,375,032
2,400	Panera Bread Co. (Class A Stock)(a)(b)	276,744
600	Papa John’s International, Inc.(a)	18,726
700	Yum! Brands, Inc.	36,974

		1,707,476

Household Durables — 0.4%
400	Blyth, Inc.	25,304
3,500	Tempur-Pedic International, Inc.(a)	252,035
4,300	Tupperware Brands Corp.	268,707

		546,046

Internet & Catalog Retail — 0.1%
6,400	Nutrisystem, Inc.(b)	95,616

Leisure Equipment & Products — 0.8%
6,700	Polaris Industries, Inc.	794,285
5,100	Sturm, Ruger & Co., Inc.	139,332

		933,617

Media — 2.6%
34,800	Comcast Corp. (Class A Stock)	835,896
82,100	News Corp. (Class A Stock)	1,315,242
19,600	Viacom, Inc. (Class B Stock)	949,032
3,560	Walt Disney Co. (The)	137,487

		3,237,657

Multiline Retail — 0.7%
16,300	Kohl’s Corp.	891,773

Specialty Retail — 1.7%
12,800	Ross Stores, Inc.	969,856
20,300	TJX Cos., Inc.	1,122,590

		2,092,446

Textiles, Apparel & Luxury Goods — 0.9%
16,600	Coach, Inc.	1,071,696
700	True Religion Apparel, Inc.(a)	23,583

		1,095,279

CONSUMER STAPLES — 9.6%
Beverages — 1.3%
17,200	Coca-Cola Co. (The)	1,169,772
7,294	PepsiCo, Inc.	467,108

		1,636,880

Food & Staples Retailing — 3.3%
30,500	CVS Caremark Corp.	1,108,675
41,900	Kroger Co. (The)	1,042,053
36,470	Wal-Mart Stores, Inc.	1,922,334

		4,073,062

Food Products — 0.6%
16,738	Archer-Daniels-Midland Co.	508,500
4,300	Corn Products International, Inc.	218,827

		727,327

Household Products — 0.9%
18,964	Procter & Gamble Co. (The)	1,166,096

Personal Products — 1.4%
34,200	Avon Products, Inc.	897,066
15,700	Herbalife Ltd.	874,804

		1,771,870

Tobacco — 2.1%
52,500	Altria Group, Inc.	1,380,750
9,100	Philip Morris International, Inc.	647,647
14,500	Reynolds American, Inc.	510,400

		2,538,797

ENERGY — 13.9%
Energy Equipment & Services — 2.3%
1,500	Halliburton Co.	82,095
11,300	Helmerich & Payne, Inc.(b)	780,265
14,900	McDermott International, Inc.(a)	300,533
26,600	RPC, Inc.(b)	628,292
6,800	Schlumberger Ltd.	614,516
3,900	SEACOR Holdings, Inc.	391,404

		2,797,105

Oil, Gas & Consumable Fuels — 11.6%
8,800	Apache Corp.	1,088,736
26,484	Chevron Corp.	2,754,866
21,800	ConocoPhillips	1,569,382
5,600	Consol Energy, Inc.	300,160
8,500	Devon Energy Corp.	668,950
58,674	Exxon Mobil Corp.	4,681,598
1,900	Hess Corp.	130,264
35,900	Marathon Oil Corp.	1,111,823
17,850	Marathon Petroleum Corp.(a)	781,652
1,300	Newfield Exploration Co.(a)	87,646
2,400	Occidental Petroleum Corp.	235,632
36,400	Valero Energy Corp.	914,368

		14,325,077

FINANCIALS — 13.0%
Capital Markets — 1.3%
37,200	Bank of New York Mellon Corp. (The)	934,092
5,180	Goldman Sachs Group, Inc. (The)	699,144

		1,633,236

Commercial Banks — 4.0%
156,400	Huntington Bancshares, Inc.	945,438
105,200	KeyCorp	845,808
7,100	PNC Financial Services Group, Inc.	385,459
13,691	U.S. Bancorp	356,788
86,964	Wells Fargo & Co.	2,429,774

		4,963,267

Consumer Finance — 1.4%
8,900	Capital One Financial Corp.(b)	425,420
40,800	Discover Financial Services	1,044,888
14,400	Nelnet, Inc. (Class A Stock)	290,304

		1,760,612

Diversified Financial Services — 2.9%
48,968	Bank of America Corp.	475,479
14,370	Citigroup, Inc.	550,946
63,100	JPMorgan Chase & Co.	2,552,395

		3,578,820

Insurance — 2.7%
9,400	Aflac, Inc.	432,964
26,000	Assurant, Inc.	926,120
9,500	Berkshire Hathaway, Inc. (Class B Stock)(a)	704,615
38,400	Genworth Financial, Inc. (Class A Stock)(a)	319,488
12,700	Lincoln National Corp.	336,550
24,400	Unum Group	595,116

		3,314,853

Real Estate Investment Trusts — 0.7%
2,000	Chatham Lodging Trust	31,120
12,300	Hospitality Properties Trust	310,575
22,500	Inland Real Estate Corp.	198,450
26,400	Winthrop Realty Trust	291,984

		832,129

HEALTHCARE — 12.4%
Biotechnology — 0.8%
3,400	Amgen, Inc.(a)	185,980
1,900	Biogen Idec, Inc.(a)	193,553
11,000	Celgene Corp.(a)	652,300

		1,031,833

Healthcare Equipment & Supplies — 2.0%
22,400	Covidien PLC	1,137,696
8,400	Hill-Rom Holdings, Inc.	313,236
17,800	Stryker Corp.	967,252

		2,418,184

Healthcare Providers & Services — 3.2%
24,900	Aetna, Inc.	1,033,101
16,800	Coventry Health Care, Inc.(a)	537,600
4,200	Humana, Inc.	313,236
22,200	UnitedHealth Group, Inc.	1,101,786
14,600	WellPoint, Inc.	986,230

		3,971,953

Healthcare Technology — 0.1%
800	Computer Programs & Systems, Inc.	58,720

Life Sciences Tools & Services — 0.9%
18,300	Thermo Fisher Scientific, Inc.(a)	1,099,647

Pharmaceuticals — 5.4%
33,200	Abbott Laboratories	1,703,824
7,100	Bristol-Myers Squibb Co.	203,486
18,699	Johnson & Johnson	1,211,508
40,500	Merck & Co., Inc.	1,382,265
115,134	Pfizer, Inc.	2,215,178

		6,716,261

INDUSTRIALS — 11.8%
Aerospace & Defense — 1.9%
1,600	Cubic Corp.	77,664
16,600	General Dynamics Corp.	1,131,124
6,800	Honeywell International, Inc.	361,080
2,800	ITT Corp.	149,352
400	Precision Castparts Corp.	64,552
7,500	United Technologies Corp.	621,300

		2,405,072

Air Freight & Logistics — 1.3%
7,500	FedEx Corp.	651,600
12,900	United Parcel Service, Inc. (Class B Stock)	892,938

		1,544,538

Electrical Equipment — 0.9%
5,100	Cooper Industries PLC (Class A Stock)	266,781
10,900	Emerson Electric Co.	535,081
1,700	EnerSys(a)	54,366
1,500	Franklin Electric Co., Inc.	65,475
2,600	Hubbell, Inc. (Class B Stock)	154,622

		1,076,325

Industrial Conglomerates — 2.3%
800	3M Co.	69,712
157,300	General Electric Co.	2,817,243

		2,886,955

Machinery — 3.4%
4,800	Caterpillar, Inc.	474,192
3,900	Cummins, Inc.	409,032
15,500	Deere & Co.	1,216,905
11,200	Eaton Corp.	537,040
2,200	Gardner Denver, Inc.	187,638
1,000	nacco Industries, Inc. (Class A Stock)	90,880
14,200	PACCAR, Inc.	607,902
8,300	Parker Hannifin Corp.	655,866
800	Timken Co.	34,936

		4,214,391

Road & Rail — 2.0%
36,000	CSX Corp.	884,520
15,800	Norfolk Southern Corp.	1,196,060
3,400	Union Pacific Corp.	348,432

		2,429,012

INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 2.0%
76,250	Cisco Systems, Inc.(b)	1,217,713
4,600	Motorola Solutions, Inc.(a)	206,494
19,200	QUALCOMM, Inc.	1,051,776

		2,475,983

Computers & Peripherals — 6.0%
10,690	Apple, Inc.(a)	4,174,231
69,400	Dell, Inc.(a)	1,127,056
49,300	EMC Corp.(a)	1,285,744
22,325	Hewlett-Packard Co.	784,947

		7,371,978

Electronic Equipment, Instruments & Components — 0.1%
5,300	Corning, Inc.	84,323

Internet Software & Services — 0.7%
1,400	Google, Inc. (Class A Stock)(a)	845,166

IT Services — 3.3%
8,970	International Business Machines Corp.	1,631,194
3,900	Mastercard, Inc. (Class A Stock)	1,182,675
15,100	Visa, Inc. (Class A Stock)	1,291,654

		4,105,523

Semiconductors & Semiconductor Equipment — 1.5%
49,100	Applied Materials, Inc.	604,912
27,000	Intel Corp.	602,910
22,400	Texas Instruments, Inc.	666,400

		1,874,222

Software — 5.0%
24,800	Activision Blizzard, Inc.	293,632
13,800	Adobe Systems, Inc.(a)	382,536
20,400	Autodesk, Inc.(a)	701,760
14,500	CA, Inc.	323,350
800	Citrix Systems, Inc.(a)	57,632
19,700	Intuit, Inc.(a)	919,990
53,200	Microsoft Corp.	1,457,680
65,600	Oracle Corp.	2,006,048

		6,142,628

MATERIALS — 3.4%
Chemicals — 2.1%
900	Cabot Corp.	35,190
3,500	CF Industries Holdings, Inc.	543,620
24,200	Dow Chemical Co. (The)	843,854
9,700	Eastman Chemical Co.	936,923
2,500	Mosaic Co. (The)	176,800

		2,536,387

Metals & Mining — 1.3%
7,700	Freeport-McMoRan Copper & Gold, Inc.	407,792
4,200	Newmont Mining Corp.	233,562
1,700	Noranda Aluminum Holding Corp.(a)	23,596
7,600	Walter Energy, Inc.	931,532

		1,596,482

TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services
90,668	AT&T, Inc.	2,652,946
14,400	CenturyLink, Inc.	534,384
19,100	Verizon Communications, Inc.(b)	674,039

		3,861,369

UTILITIES — 2.4%
Electric Utilities — 0.3%
6,300	Duke Energy Corp.(b)	117,180
4,500	Entergy Corp.	300,600

		417,780

Gas Utilities — 0.3%
10,700	UGI Corp.	324,210

Independent Power Producers & Energy Traders — 0.8%
79,200	AES Corp. (The)(a)	974,952

Multi-Utilities — 0.8%
20,100	Sempra Energy	1,018,869

Water Utilities — 0.2%
7,600	American Water Works Co., Inc.	212,800

	Total long-term investments (cost $95,892,100)	119,966,683

SHORT-TERM INVESTMENTS — 6.5%

Principal Amount (000)
United States Government Security — 0.4%
$ 550	United States Treasury Bill, 0.097%, 12/15/11(c)(d) (cost $549,798)	549,782

Shares
Affiliated Money Market Mutual Fund — 6.1%
7,540,968	Prudential Investment Portfolios - 2 Prudential Core Taxable Money Market Fund (cost $7,540,968; includes $4,232,736 of cash collateral received for securities on loan)(e)(f)	7,540,968

	Total short-term investments (cost $8,090,766)	8,090,750

	Total investments — 103.7% (cost $103,982,866)(g)	128,057,433
	Liabilities in excess of other assets(h) — (3.7%)	(4,619,140)

	Net Assets — 100.0%	$123,438,293

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,024,193; cash collateral of $4,232,736 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$104,704,214	$24,426,048	$(1,072,829)	$23,353,219

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

(h)	Liabilities in excess of other assets include net unrealized appreciation on the following derivative contracts held at reporting period end:

Open future contracts outstanding at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation(1)
	Long Position:
63	E-mini S&P 500 Futures	Sep. 2011	$4,003,860	$4,058,460	$54,600

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$119,966,683	$—	$—
United States Government Security	—	549,782	—
Affiliated Money Market Mutual Fund	7,540,968	—	—
Other Financial Instruments*
Futures	54,600	—	—

Total	$127,562,251	$549,782	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual Funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

* Print the name and title of each signing officer under his or her signature.